Financial Risk Management Objectives - Summary of Capital Management (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Objectives Policies And Processes For Managing Capital [Abstract]
Interest-bearing loans and borrowings	$ 41,151	$ 28,225
Trade and other payables	28,850	30,023
Less: cash and cash equivalents	(46,093)	(48,231)	$ (51,303)	$ (68,863)
Net debt	23,908	10,017
Total equity	222,826	197,175	$ 193,275	$ 219,931
Capital and net debt	$ 246,734	$ 207,192
Gearing ratio	9.70%	4.80%